PRINCIPAL-PLUS VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

RETIREMENT BUILDER VARIABLE ANNUITY SEPARATE ACCOUNT

Supplement dated June 15, 2018

to the

Prospectus dated May 1, 2003

Effective on or about June 30, 2018 based on changes to the underlying fund portfolios, the following name change will apply to the applicable subaccount:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Putnam VT Investors Fund	Putnam VT Multi-Cap Core Fund

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Principal-Plus Variable Annuity dated May 1, 2003